Oil and Gas Properties (Details) (USD $)	Jun. 30, 2014		Dec. 31, 2013
Oil and Gas Properties [Abstract]
Proved oil and gas properties	$ 23,209,940	[1]	$ 7,491,321	[1]
Less: Accumulated depreciation, depletion, amortization and impairment	(980,379)		(484,968)
Proved oil and gas properties, net	22,229,561		7,006,353
Unproved oil and gas properties	4,881,681		6,243,014
Total oil and gas properties, net	$ 27,111,242		$ 13,249,367

[1]	Included in the Company's proved oil and gas properties are estimates of future asset retirement costs of $23,575 and $20,267 as of June 30, 2014 and December 31, 2013, respectively.